Deferred income	12 Months Ended
Dec. 31, 2023
Deferred income
Deferred income

18Deferred income

Deferred income consists of the following:

	As of December 31,
in 000€	2023	2022	2021
Deferred maintenance and license revenue	44,905	42,780	34,287
Deferred (project) fees	5,485	7,285	3,537
Deferred government grants	1,102	933	435
Total	51,492	50,998	38,259
current	40,791	41,721	33,307
non-current	10,701	9,277	4,952

The deferred maintenance and license revenue consists of maintenance and license fees paid up-front which are deferred and recognized in earnings over the maintenance period or the duration of the license, respectively. Deferred maintenance and license revenue grew to K€44,905 as per December 31, 2023 from K€42,780 in December 31, 2022. The deferred (project) fees consist of one-time and advance payments received which are deferred in accordance with the revenue accounting policies. The deferred government grants are recognized as income under “other operating income”.

We refer to Note 22.1.2 for more detail on the contract liabilities.